COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14       -       COMMITMENTS AND CONTINGENCIES

A.	Liens

(1)	Loans, Bonds and Capital Leases
For liens relating to Jazz Credit Line Agreement, see Note 11C. For liens under TPSCo 2018 JP Loan agreement, see Note 11D. For liens under the capital lease agreements, see Note 14C. For liens under Bond G indenture, see Note 10B.

(2)	Approved Enterprise Status
Floating liens are registered in favor of the State of Israel on substantially all of Tower’s assets under the Investment Center’s approved enterprise status program.

B.	License Agreements

The Company enters into intellectual property and licensing agreements with third parties from time to time. The effect of each of them on the Company’s total assets and results of operations is immaterial. Certain of these agreements call for royalties to be paid by the Company to these third parties.

C.	Leases

Tower’s administrative offices and corporate headquarters, Fab 1 and Fab 2 manufacturing operations are located in a building complex situated in an industrial park in Migdal Ha’emek, in the northern part of Israel. The premises where the administrative offices and Fab 1 are located are under a long-term lease from the ILA, which expires in 2032. Tower has no obligation for lease payments related to this lease through the year 2032. Tower entered into a long-term lease agreement with the ILA relating to Fab 2 for a period ending in 2049. The lease payments through 2049 relating to this lease have been paid in advance and are expensed through the operational lease period.

Tower occupies certain other premises under various operating leases. The obligations under such leases were not material as of December 31, 2018.

Jazz leases its fabrication facilities under operational lease contracts that may be extended until 2027, through the exercise of an option at Jazz’s sole discretion. In 2015, Jazz exercised its first option to extend the lease term from 2017 to 2022, while maintaining the option to extend the lease term at its sole discretion from 2022 to 2027. In the amendments to its leases, (i) Jazz secured various contractual safeguards designed to limit and mitigate any adverse impact of construction activities on its fabrication operations; and (ii) set forth certain obligations of Jazz and the landlord, including certain noise abatement actions at the fabrication facility. The landlord has made claims that Jazz’s noise abatement efforts are not adequate under the terms of the amended lease.  Jazz does not agree and is disputing these claims.

Aggregate rental expenses under Jazz operating leases were approximately $2,800, $2,800 and $2,800 for the years ended December 31, 2018, 2017 and 2016, respectively. Future minimum payments for Jazz’s non-cancelable operating building leases are approximately $2,800 for 2019 and approximately $2,400 for each of the years thereafter.

In 2014, TPSCo entered into a five-year operational lease agreement with Panasonic to lease the building and facilities of its three fabs in Hokuriko, Japan for the manufacturing business of TPSCo. The parties agreed to have good faith discussions regarding the terms and conditions for extension of the term of the lease agreement, taking into account the terms provided thereunder prior to the expiration thereof and the fair market prices existing at the time of the extension. Future minimum payment under TPSCo’s non-cancelable operating building and facilities lease is $3,600 for the first quarter of 2019. The terms of the lease extension are currently being negotiated with Panasonic to be in effect from the second quarter of 2019.

In addition, certain of the Company’s subsidiaries entered into capital lease agreements for certain machinery and equipment required at the fabrication facilities for a period of up to 4 years with an option to buy each or all of the machinery and equipment after 3 years from the start of the lease period at 40% of their original value. The lease agreements contain annual interest rate of 1.85% and the assets under the lease agreements are pledged to JA Mitsui until the time at which the respective subsidiary will buy the assets. The obligations under the capital lease agreement are guaranteed by Tower except for TPSCo’s obligations under its capital lease agreements.

As of December 31, 2018 and 2017, the outstanding capital lease liability for certain machinery and equipment required at the fabrication facilities was $47,195 and $15,854 respectively, of which $10,814 and $3,032 were included in current maturities, respectively.

As of December 31, 2018, the lease payments under capital leases for certain machinery and equipment required at the fabrication facilities, are $10,814 for the year ending December 31, 2019, $10,783 for the year ending December 31, 2020, $12,537 for the year ending December 31, 2021, $6,492 for the year ending December 31, 2022 and $6,569 for the year ending December 31, 2023.

D.	Other Agreements

The Company enters from time to time, in the ordinary course of business, into long-term agreements with various entities for the joint development of products and processes utilizing technologies owned separately by either the other entity or the Company, or owned jointly by both parties, as applicable.

E.	Environmental Affairs

The Company’s operations are subject to a variety of laws and state and governmental regulations relating to the use, discharge and disposal of toxic or otherwise hazardous materials used in the production processes. Operating permits and licenses are required for the operation of the Company’s facilities and these permits and licenses are subject to revocation, modification and renewal. Government authorities have the power to enforce compliance with these regulations, permits and licenses. As of the approval date of the financial statements, the Company is not aware of any noncompliance with the terms of said permits and licenses.

F.          An engagement in relation to a new fabrication facility planned to be built in China

In 2017 and 2018, the Company, Nanjing Development Zone, Tacoma Technology Ltd. and Tacoma (Nanjing) Semiconductor Technology Co., Ltd. (collectively known as “Tacoma”), signed agreements regarding a new 8-inch fabrication facility planned to be established in Nanjing, China. According to the terms therein, it was agreed that the Company will provide technological expertise together with operational and integration consultation, at terms and milestones to be further agreed to by the parties and may invest in the project to be a minority stakeholder. The framework agreement further specifies capacity allocation to the Company of up to 50% of the targeted 40,000 wafers per month fab capacity, in order to provide the Company with additional manufacturing capability and capacity.

During 2017, the Company received $18,000 (net of taxes) for technological licenses, consultation and other services it provided during 2017, and in February 2019 it received an additional $9,000 (net of taxes) for technological licenses, consultation and other services it provided in 2018.

G.	Other Commitments

Receipt of certain research and development grants from the government of Israel is subject to various conditions. In the event Tower fails to comply with such conditions, Tower may be required to repay all or a portion of the grants received. Tower believes it has been in full compliance with the conditions through December 31, 2018.

H.	Dismissed Class Action

In January 2016, a short-selling focused firm issued a short sell thesis report which the Company believes contains false and misleading information about the Company's strategy, business model and financials. Following this short sell thesis report, shareholder class actions were filed in the US and Israel against the Company, certain officers, its directors and/or its external auditor.

This short sell thesis analyst acknowledged at the time of the report that he shall be assumed to be in a short position in Tower’s shares. In July 2016, the US court-appointed lead plaintiff voluntarily withdrew the action and the US court approved the voluntary dismissal of the class action in the US. In February 2018, the Israeli court granted the Company’s motion to dismiss as the Israeli plaintiff did not meet the required burden of proof. The plaintiff filed a request to appeal the Tel-Aviv district court’s decision and in October 2018, the Israeli Supreme Court reaffirmed the district court’s ruling and denied the plaintiff’s request for appeal.